Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RBC Funds Trust
Entity Central Index Key	0001272950
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000175204 [Member]
Shareholder Report [Line Items]
Fund Name	RBC SMID Cap Growth Fund
Class Name	Class R6
Trading Symbol	RSMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC SMID Cap Growth Fund (Class R6/RSMRX)	$38	0.77%
[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid‑capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within health care and industrials detracted from relative performance.

Sector Allocation	Positive	Underweight exposure to information technology and overweight exposure to energy benefited relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC SMID Cap Growth Fund (Class R6/RSMRX)	-2.85%	4.33%	2.39%	9.10%

S&P 500 Index (Regulatory Benchmark)	-1.79%	17.80%	12.06%	14.16%

Russell 2500 Growth Index (Strategy Benchmark)	-3.20%	19.31%	1.75%	10.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 110,505,961
Holdings Count | Holding	77
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$110,505,961

Total number of portfolio holdings	77

Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

TechnipFMC Plc	3.5%

Woodward, Inc.	2.7%

Burlington Stores, Inc.	2.7%

RBC Bearings, Inc.	2.6%

Onto Innovation, Inc.	2.6%

CACI International, Inc.	2.2%

Ollie’s Bargain Outlet Holdings, Inc.	2.1%

Silicon Laboratories, Inc.	1.9%

Stifel Financial Corp.	1.9%

Mercury Systems, Inc.	1.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

TechnipFMC Plc	3.5%

Woodward, Inc.	2.7%

Burlington Stores, Inc.	2.7%

RBC Bearings, Inc.	2.6%

Onto Innovation, Inc.	2.6%

CACI International, Inc.	2.2%

Ollie’s Bargain Outlet Holdings, Inc.	2.1%

Silicon Laboratories, Inc.	1.9%

Stifel Financial Corp.	1.9%

Mercury Systems, Inc.	1.9%

C000004724 [Member]
Shareholder Report [Line Items]
Fund Name	RBC SMID Cap Growth Fund
Class Name	Class I
Trading Symbol	TMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC SMID Cap Growth Fund (Class I/TMCIX)	$40	0.82%
[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid‑capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within health care and industrials detracted from relative performance.

Sector Allocation	Positive	Underweight exposure to information technology and overweight exposure to energy benefited relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $250,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC SMID Cap Growth Fund (Class I/TMCIX)	-2.94%	4.29%	2.34%	9.04%

S&P 500 Index (Regulatory Benchmark)	-1.79%	17.80%	12.06%	14.16%

Russell 2500 Growth Index (Strategy Benchmark)	-3.20%	19.31%	1.75%	10.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1‑800‑973‑0073.
Net Assets	$ 110,505,961
Holdings Count | Holding	77
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$110,505,961

Total number of portfolio holdings	77

Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

TechnipFMC Plc	3.5%

Woodward, Inc.	2.7%

Burlington Stores, Inc.	2.7%

RBC Bearings, Inc.	2.6%

Onto Innovation, Inc.	2.6%

CACI International, Inc.	2.2%

Ollie’s Bargain Outlet Holdings, Inc.	2.1%

Silicon Laboratories, Inc.	1.9%

Stifel Financial Corp.	1.9%

Mercury Systems, Inc.	1.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

TechnipFMC Plc	3.5%

Woodward, Inc.	2.7%

Burlington Stores, Inc.	2.7%

RBC Bearings, Inc.	2.6%

Onto Innovation, Inc.	2.6%

CACI International, Inc.	2.2%

Ollie’s Bargain Outlet Holdings, Inc.	2.1%

Silicon Laboratories, Inc.	1.9%

Stifel Financial Corp.	1.9%

Mercury Systems, Inc.	1.9%

C000004723 [Member]
Shareholder Report [Line Items]
Fund Name	RBC SMID Cap Growth Fund
Class Name	Class A
Trading Symbol	TMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC SMID Cap Growth Fund (Class A/TMCAX)	$53	1.07%
[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid‑capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within health care and industrials detracted from relative performance.

Sector Allocation	Positive	Underweight exposure to information technology and overweight exposure to energy benefited relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC SMID Cap Growth Fund (Class A/TMCAX)— including maximum sales load (5.75%)	-8.59%	-1.98%	0.88%	8.12%

RBC SMID Cap Growth Fund (Class A/TMCAX) — excluding sales load	-3.03%	3.98%	2.08%	8.77%

S&P 500 Index (Regulatory Benchmark)	-1.79%	17.80%	12.06%	14.16%

Russell 2500 Growth Index (Strategy Benchmark)	-3.20%	19.31%	1.75%	10.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 110,505,961
Holdings Count | Holding	77
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$110,505,961

Total number of portfolio holdings	77

Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

TechnipFMC Plc	3.5%

Woodward, Inc.	2.7%

Burlington Stores, Inc.	2.7%

RBC Bearings, Inc.	2.6%

Onto Innovation, Inc.	2.6%

CACI International, Inc.	2.2%

Ollie’s Bargain Outlet Holdings, Inc.	2.1%

Silicon Laboratories, Inc.	1.9%

Stifel Financial Corp.	1.9%

Mercury Systems, Inc.	1.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

TechnipFMC Plc	3.5%

Woodward, Inc.	2.7%

Burlington Stores, Inc.	2.7%

RBC Bearings, Inc.	2.6%

Onto Innovation, Inc.	2.6%

CACI International, Inc.	2.2%

Ollie’s Bargain Outlet Holdings, Inc.	2.1%

Silicon Laboratories, Inc.	1.9%

Stifel Financial Corp.	1.9%

Mercury Systems, Inc.	1.9%

C000243226 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. GovernmentMoney Market Fund
Class Name	Class A
Trading Symbol	RGMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay U.S. Government Money Market Fund (Class A/RGMXX)	$12	0.23%
[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[4]
Net Assets	$ 20,315,869,310
Holdings Count | Holding	199
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$20,315,869,310

Total number of portfolio holdings	199

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Wells Fargo Securities LLC, repo, 3.67%, 4/1/26	4.9%

Deutsche Bank Securities, repo, 3.66%, 4/1/26	3.1%

Bank of America, National Association, repo, 3.65%, 4/1/26	2.7%

Bank of America, National Association, repo, 3.66%, 4/1/26	2.7%

Credit Agricole Corporate and Investment Bank, repo, 3.66%, 4/1/26	2.5%

TD Securities (USA), repo, 3.67%, 4/1/26	2.5%

BNP Paribas Securities Corp., repo, 3.65%, 4/1/26	2.0%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Wells Fargo Securities LLC, repo, 3.65%, 4/2/26	1.5%

MONEY MARKET MATURITY

Less than 8 days	62.1%

8 to 14 days	2.3%

15 to 30 days	5.5%

31 to 180 days	23.0%

Over 180 days	6.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Wells Fargo Securities LLC, repo, 3.67%, 4/1/26	4.9%

Deutsche Bank Securities, repo, 3.66%, 4/1/26	3.1%

Bank of America, National Association, repo, 3.65%, 4/1/26	2.7%

Bank of America, National Association, repo, 3.66%, 4/1/26	2.7%

Credit Agricole Corporate and Investment Bank, repo, 3.66%, 4/1/26	2.5%

TD Securities (USA), repo, 3.67%, 4/1/26	2.5%

BNP Paribas Securities Corp., repo, 3.65%, 4/1/26	2.0%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Wells Fargo Securities LLC, repo, 3.65%, 4/2/26	1.5%

C000004729 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. GovernmentMoney Market Fund
Class Name	Institutional Class 1
Trading Symbol	TUGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay U.S. Government Money Market Fund (Institutional Class 1/TUGXX)	$7	0.13%
[1] Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[5]
Net Assets	$ 20,315,869,310
Holdings Count | Holding	199
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$20,315,869,310

Total number of portfolio holdings	199

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Wells Fargo Securities LLC, repo, 3.67%, 4/1/26	4.9%

Deutsche Bank Securities, repo, 3.66%, 4/1/26	3.1%

Bank of America, National Association, repo, 3.65%, 4/1/26	2.7%

Bank of America, National Association, repo, 3.66%, 4/1/26	2.7%

Credit Agricole Corporate and Investment Bank, repo, 3.66%, 4/1/26	2.5%

TD Securities (USA), repo, 3.67%, 4/1/26	2.5%

BNP Paribas Securities Corp., repo, 3.65%, 4/1/26	2.0%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Wells Fargo Securities LLC, repo, 3.65%, 4/2/26	1.5%

MONEY MARKET MATURITY

Less than 8 days	62.1%

8 to 14 days	2.3%

15 to 30 days	5.5%

31 to 180 days	23.0%

Over 180 days	6.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Wells Fargo Securities LLC, repo, 3.67%, 4/1/26	4.9%

Deutsche Bank Securities, repo, 3.66%, 4/1/26	3.1%

Bank of America, National Association, repo, 3.65%, 4/1/26	2.7%

Bank of America, National Association, repo, 3.66%, 4/1/26	2.7%

Credit Agricole Corporate and Investment Bank, repo, 3.66%, 4/1/26	2.5%

TD Securities (USA), repo, 3.67%, 4/1/26	2.5%

BNP Paribas Securities Corp., repo, 3.65%, 4/1/26	2.0%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Wells Fargo Securities LLC, repo, 3.65%, 4/2/26	1.5%

C000071257 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Institutional Class 2
Trading Symbol	TIMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay U.S. Government Money Market Fund (Institutional Class 2/TIMXX)	$14	0.27%
[1] Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[6]
Net Assets	$ 20,315,869,310
Holdings Count | Holding	199
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$20,315,869,310

Total number of portfolio holdings	199

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Wells Fargo Securities LLC, repo, 3.67%, 4/1/26	4.9%

Deutsche Bank Securities, repo, 3.66%, 4/1/26	3.1%

Bank of America, National Association, repo, 3.65%, 4/1/26	2.7%

Bank of America, National Association, repo, 3.66%, 4/1/ 26	2.7%

Credit Agricole Corporate and Investment Bank, repo, 3.66%, 4/1/26	2.5%

TD Securities (USA), repo, 3.67%, 4/1/26	2.5%

BNP Paribas Securities Corp., repo, 3.65%, 4/1/26	2.0%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Wells Fargo Securities LLC, repo, 3.65%, 4/2/26	1.5%

MONEY MARKET MATURITY

Less than 8 days	62.1%

8 to 14 days	2.3%

15 to 30 days	5.5%

31 to 180 days	23.0%

Over 180 days	6.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Wells Fargo Securities LLC, repo, 3.67%, 4/1/26	4.9%

Deutsche Bank Securities, repo, 3.66%, 4/1/26	3.1%

Bank of America, National Association, repo, 3.65%, 4/1/26	2.7%

Bank of America, National Association, repo, 3.66%, 4/1/ 26	2.7%

Credit Agricole Corporate and Investment Bank, repo, 3.66%, 4/1/26	2.5%

TD Securities (USA), repo, 3.67%, 4/1/26	2.5%

BNP Paribas Securities Corp., repo, 3.65%, 4/1/26	2.0%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Wells Fargo Securities LLC, repo, 3.65%, 4/2/26	1.5%

C000071260 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	TUIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Additional Information Phone Number	1-800-422-2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay U.S. Government Money Market Fund (Investor Class/TUIXX)	$50	1.00%
[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[7]
Net Assets	$ 20,315,869,310
Holdings Count | Holding	199
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$20,315,869,310

Total number of portfolio holdings	199

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Wells Fargo Securities LLC, repo, 3.67%, 4/1/26	4.9%

Deutsche Bank Securities, repo, 3.66%, 4/1/26	3.1%

Bank of America, National Association, repo, 3.65%, 4/1/26	2.7%

Bank of America, National Association, repo, 3.66%, 4/1/26	2.7%

Credit Agricole Corporate and Investment Bank, repo, 3.66%, 4/1/26	2.5%

TD Securities (USA), repo, 3.67%, 4/1/26	2.5%

BNP Paribas Securities Corp., repo, 3.65%, 4/1/26	2.0%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Wells Fargo Securities LLC, repo, 3.65%, 4/2/26	1.5%

MONEY MARKET MATURITY

Less than 8 days	62.1%

8 to 14 days	2.3%

15 to 30 days	5.5%

31 to 180 days	23.0%

Over 180 days	6.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Wells Fargo Securities LLC, repo, 3.67%, 4/1/26	4.9%

Deutsche Bank Securities, repo, 3.66%, 4/1/26	3.1%

Bank of America, National Association, repo, 3.65%, 4/1/26	2.7%

Bank of America, National Association, repo, 3.66%, 4/1/26	2.7%

Credit Agricole Corporate and Investment Bank, repo, 3.66%, 4/1/26	2.5%

TD Securities (USA), repo, 3.67%, 4/1/26	2.5%

BNP Paribas Securities Corp., repo, 3.65%, 4/1/26	2.0%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Wells Fargo Securities LLC, repo, 3.65%, 4/2/26	1.5%

C000210802 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Access Capital Community Investment Fund
Class Name	Class IS
Trading Symbol	ACATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	$20	0.40%
[1] Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital by investing primarily in high quality debt securities and other debt instruments supporting community development, including investments deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Income/Carry	Positive	The fund maintained a yield advantage over the benchmark during the period.

Credit Selection	Positive	The fund generated positive relative returns with solid credit selection in agency commercial mortgage-backed securities and Small Business Administration loans.

Credit Selection	Negative	Our specified mortgage-backed securities pools underperformed those in the benchmark.

Credit Allocation	Negative	Not owning asset-backed securities dragged on performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $2,500 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	2.06%	5.47%	0.29%	1.24%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	0.31%	1.70%

Bloomberg US Securitized Index (Strategy Benchmark)	2.09%	5.75%	0.54%	1.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month-end, visithttps://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 710,847,122
Holdings Count | Holding	957
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$710,847,122

Total number of portfolio holdings	957

Portfolio turnover rate as of the end of the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	6.1%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.7%

Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.4%

Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.3%

Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.2%

Fannie Mae, Pool #BZ5369, 4.41%, 10/1/35	1.1%

Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.1%

Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.1%

Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.0%

Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	6.1%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.7%

Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.4%

Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.3%

Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.2%

Fannie Mae, Pool #BZ5369, 4.41%, 10/1/35	1.1%

Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.1%

Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.1%

Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.0%

Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

C000066097 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Access Capital Community Investment Fund
Class Name	Class I
Trading Symbol	ACCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	$23	0.45%
[1] Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital by investing primarily in high quality debt securities and other debt instruments supporting community development, including investments deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Income/Carry	Positive	The fund maintained a yield advantage over the benchmark during the period.

Credit Selection	Positive	The fund generated positive relative returns with solid credit selection in agency commercial mortgage-backed securities and Small Business Administration loans.

Credit Selection	Negative	Our specified mortgage-backed securities pools underperformed those in the benchmark.

Credit Allocation	Negative	Not owning asset-backed securities dragged on performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	2.03%	5.41%	0.22%	1.14%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	0.31%	1.70%

Bloomberg US Securitized Index (Strategy Benchmark)	2.09%	5.75%	0.54%	1.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1‑800‑973‑0073.
Net Assets	$ 710,847,122
Holdings Count | Holding	957
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$710,847,122

Total number of portfolio holdings	957

Portfolio turnover rate as of the end of the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	6.1%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.7%

Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.4%

Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.3%

Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.2%

Fannie Mae, Pool #BZ5369, 4.41%, 10/1/35	1.1%

Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.1%

Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.1%

Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.0%

Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	6.1%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.7%

Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.4%

Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.3%

Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.2%

Fannie Mae, Pool #BZ5369, 4.41%, 10/1/35	1.1%

Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.1%

Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.1%

Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.0%

Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

C000074294 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Access Capital Community Investment Fund
Class Name	Class A
Trading Symbol	ACASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)	$40	0.80%
[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital by investing primarily in high quality debt securities and other debt instruments supporting community development, including investments deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Income/Carry	Positive	The fund maintained a yield advantage over the benchmark during the period.

Credit Selection	Positive	The fund generated positive relative returns with solid credit selection in agency commercial mortgage-backed securities and Small Business Administration loans.

Credit Selection	Negative	Our specified mortgage-backed securities pools underperformed those in the benchmark.

Credit Allocation	Negative	Not owning asset-backed securities dragged on performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including maximum sales load (3.75%)	-1.92%	1.10%	-0.88%	0.41%

RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX) — excluding sales load	1.86%	5.05%	-0.12%	0.79%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	0.31%	1.70%

Bloomberg US Securitized Index (Strategy Benchmark)	2.09%	5.75%	0.54%	1.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1‑800‑973‑0073.
Net Assets	$ 710,847,122
Holdings Count | Holding	957
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$710,847,122

Total number of portfolio holdings	957

Portfolio turnover rate as of the end of the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	6.1%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.7%

Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.4%

Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.3%

Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.2%

Fannie Mae, Pool #BZ5369, 4.41%, 10/1/35	1.1%

Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.1%

Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.1%

Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.0%

Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	6.1%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.7%

Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.4%

Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.3%

Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.2%

Fannie Mae, Pool #BZ5369, 4.41%, 10/1/35	1.1%

Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.1%

Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.1%

Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.0%

Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

C000102917 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Emerging MarketDebt Fund
Class Name	Class A
Trading Symbol	RESAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)	$52	1.03%
[1] Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Country Selection – Venezuela	Positive	The fund’s Venezuelan bond holdings performed well on the back of improved political and economic normalization and the possibility of greater market access over time.

Country Selection – Ecuador	Positive	The fund’s overweight in Ecuador performed well as bonds gained on progress toward the International Monetary Fund program, signaling improved fiscal policy and building market confidence.

Country Selection - Argentina	Positive	The fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms such as deregulation and fiscal tightening.

Hedges	Negative	The fund had a number of hedges both in the form of corporate and sovereign Credit Default Swaps (CDS), and given the strong risk sentiment this was a minor detractor.

Country Selection – South Africa	Negative	The fund’s overweight in South Africa detracted as the spreads widened due to a combination of domestic policy uncertainty and sensitivity to the shifting global macro environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including maximum sales load (4.25%)	-1.67%	6.44%	2.91%	3.82%

RBC BlueBay Emerging Market Debt Fund (Class A/RESAX) — excluding sales load	2.66%	11.12%	3.82%	4.27%

Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-0.84%	4.26%	-1.46%	0.58%

JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	1.99%	10.38%	2.47%	3.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1‑800‑973‑0073.
Net Assets	$ 136,838,436
Holdings Count | Holding	257
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$136,838,436

Total number of portfolio holdings	257

Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Ecuador Government International Bond, 6.90%, 7/31/35	2.2%

Petroleos Mexicanos, 7.69%, 1/23/50	1.8%

Argentine Republic Government International Bond, 3.50%, 7/9/41	1.6%

Turkiye Government International Bond, 7.25%, 5/29/32	1.5%

Colombia Government International Bond, 7.75%, 11/7/36	1.5%

Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.3%

Colombia Government International Bond, 8.00%, 11/14/35	1.3%

Oman Government International Bond, 6.75%, 1/17/48	1.1%

Angolan Government International Bond, 9.38%, 3/31/33	1.1%

Bogota Distrito Capital, 13.14%, 11/5/35	1.0%

GEOGRAPHIC ALLOCATION

Africa/Middle East	24.1%

Asia	6.8%

Europe	16.9%

Latin America	42.2%

North America	5.8%

Other	0.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Ecuador Government International Bond, 6.90%, 7/31/35	2.2%

Petroleos Mexicanos, 7.69%, 1/23/50	1.8%

Argentine Republic Government International Bond, 3.50%, 7/9/41	1.6%

Turkiye Government International Bond, 7.25%, 5/29/32	1.5%

Colombia Government International Bond, 7.75%, 11/7/36	1.5%

Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.3%

Colombia Government International Bond, 8.00%, 11/14/35	1.3%

Oman Government International Bond, 6.75%, 1/17/48	1.1%

Angolan Government International Bond, 9.38%, 3/31/33	1.1%

Bogota Distrito Capital, 13.14%, 11/5/35	1.0%

C000102918 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Emerging MarketDebt Fund
Class Name	Class I
Trading Symbol	RBESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	$40	0.79%
[1]	Annualize[d]

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Country Selection – Venezuela	Positive	The fund’s Venezuelan bond holdings performed well on the back of improved political and economic normalization and the possibility of greater market access over time.

Country Selection – Ecuador	Positive	The fund’s overweight in Ecuador performed well as bonds gained on progress toward the International Monetary Fund program, signaling improved fiscal policy and building market confidence.

Country Selection - Argentina	Positive	The fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms such as deregulation and fiscal tightening.

Hedges	Negative	The fund had a number of hedges both in the form of corporate and sovereign Credit Default Swaps (CDS), and given the strong risk sentiment this was a minor detractor.

Country Selection – South Africa	Negative	The fund’s overweight in South Africa detracted as the spreads widened due to a combination of domestic policy uncertainty and sensitivity to the shifting global macro environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	2.73%	11.41%	4.08%	4.53%

Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-0.84%	4.26%	-1.46%	0.58%

JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	1.99%	10.38%	2.47%	3.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
Net Assets	$ 136,838,436
Holdings Count | Holding	257
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$136,838,436

Total number of portfolio holdings	257

Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Ecuador Government International Bond, 6.90%, 7/31/35	2.2%

Petroleos Mexicanos, 7.69%, 1/23/50	1.8%

Argentine Republic Government International Bond, 3.50%, 7/9/41	1.6%

Turkiye Government International Bond, 7.25%, 5/29/32	1.5%

Colombia Government International Bond, 7.75%, 11/7/36	1.5%

Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.3%

Colombia Government International Bond, 8.00%, 11/14/35	1.3%

Oman Government International Bond, 6.75%, 1/17/48	1.1%

Angolan Government International Bond, 9.38%, 3/31/33	1.1%

Bogota Distrito Capital, 13.14%, 11/5/35	1.0%

GEOGRAPHIC ALLOCATION

Africa/Middle East	24.1%

Asia	6.8%

Europe	16.9%

Latin America	42.2%

North America	5.8%

Other	0.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Ecuador Government International Bond, 6.90%, 7/31/35	2.2%

Petroleos Mexicanos, 7.69%, 1/23/50	1.8%

Argentine Republic Government International Bond, 3.50%, 7/9/41	1.6%

Turkiye Government International Bond, 7.25%, 5/29/32	1.5%

Colombia Government International Bond, 7.75%, 11/7/36	1.5%

Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.3%

Colombia Government International Bond, 8.00%, 11/14/35	1.3%

Oman Government International Bond, 6.75%, 1/17/48	1.1%

Angolan Government International Bond, 9.38%, 3/31/33	1.1%

Bogota Distrito Capital, 13.14%, 11/5/35	1.0%

C000176573 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Emerging Market Debt Fund
Class Name	Class R6
Trading Symbol	RBERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	$37	0.74%
[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Country Selection – Venezuela	Positive	The fund’s Venezuelan bond holdings performed well on the back of improved political and economic normalization and the possibility of greater market access over time.

Country Selection – Ecuador	Positive	The fund’s overweight in Ecuador performed well as bonds gained on progress toward the International Monetary Fund program, signaling improved fiscal policy and building market confidence.

Country Selection - Argentina	Positive	The fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms such as deregulation and fiscal tightening.

Hedges	Negative	The fund had a number of hedges both in the form of corporate and sovereign Credit Default Swaps (CDS), and given the strong risk sentiment this was a minor detractor.

Country Selection – South Africa	Negative	The fund’s overweight in South Africa detracted as the spreads widened due to a combination of domestic policy uncertainty and sensitivity to the shifting global macro environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	2.84%	11.50%	4.16%	4.60%

Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-0.84%	4.26%	-1.46%	0.58%

JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	1.99%	10.38%	2.47%	3.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 136,838,436
Holdings Count | Holding	257
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$136,838,436

Total number of portfolio holdings	257

Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Ecuador Government International Bond, 6.90%, 7/31/35	2.2%

Petroleos Mexicanos, 7.69%, 1/23/50	1.8%

Argentine Republic Government International Bond, 3.50%, 7/9/41	1.6%

Turkiye Government International Bond, 7.25%, 5/29/32	1.5%

Colombia Government International Bond, 7.75%, 11/7/36	1.5%

Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.3%

Colombia Government International Bond, 8.00%, 11/14/35	1.3%

Oman Government International Bond, 6.75%, 1/17/48	1.1%

Angolan Government International Bond, 9.38%, 3/31/33	1.1%

Bogota Distrito Capital, 13.14%, 11/5/35	1.0%

GEOGRAPHIC ALLOCATION

Africa/Middle East	24.1%

Asia	6.8%

Europe	16.9%

Latin America	42.2%

North America	5.8%

Other	0.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Ecuador Government International Bond, 6.90%, 7/31/35	2.2%

Petroleos Mexicanos, 7.69%, 1/23/50	1.8%

Argentine Republic Government International Bond, 3.50%, 7/9/41	1.6%

Turkiye Government International Bond, 7.25%, 5/29/32	1.5%

Colombia Government International Bond, 7.75%, 11/7/36	1.5%

Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.3%

Colombia Government International Bond, 8.00%, 11/14/35	1.3%

Oman Government International Bond, 6.75%, 1/17/48	1.1%

Angolan Government International Bond, 9.38%, 3/31/33	1.1%

Bogota Distrito Capital, 13.14%, 11/5/35	1.0%

C000268419 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay High Yield BondFund
Class Name	Class R6
Trading Symbol	RHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period from December 16, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay High Yield Bond Fund (Class R6/RHYRX)	$14	0.48%
[1]	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.48%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non‑investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Credit Beta	Negative	The fund was more aggressively positioned than the benchmark towards the beginning of 2026 when markets sold off as a result of the US/Iran war in the Middle East. Spreads widened, and this hurt performance.

Credit Selection	Positive	Credit selection was positive in most sectors over the period. Credit selection was especially strong within the Retail, Utilities, and Technology sectors.

Credit Allocation	Negative	Credit allocation decisions detracted from performance overall. Underweights to both the Healthcare and Capital Goods sectors were particularly detrimental to performance.

Credit Selection	Negative	Within select sectors like Services and Telecommunications, relative performance was a drag over the period due to credit selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay High Yield Bond Fund (Class R6/RHYRX)	0.67%(a)	7.38%(a)	4.36%(a)	6.15%(a)

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	0.31%	1.70%

ICE BofA US High Yield Index (Strategy Benchmark)	0.79%	6.90%	4.19%	6.05%
(a)
The Fund’s Class R6 shares commenced operations on December 15, 2025. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on November 30, 2011) and has been adjusted to reflect the fees and expenses of Class R6.

Performance Inception Date	Dec. 15, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 1,476,152,026
Holdings Count | Holding	208
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,476,152,026

Total number of portfolio holdings	208

Portfolio turnover rate as of the end of the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.50%, 2/28/31	1.5%

Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.1%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	1.1%

Carriage Services, Inc., 4.25%, 5/15/29	1.1%

1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28	1.1%

SV RNO Property Owner 1 LLC, 5.88%, 3/1/31	1.0%

Level 3 Financing, Inc., 6.88%, 6/30/33	1.0%

ZF North America Capital, Inc., 7.50%, 3/24/31	1.0%

Sunrise FinCo I BV, 4.88%, 7/15/31	0.9%

APLD ComputeCo LLC, 9.25%, 12/15/30	0.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.50%, 2/28/31	1.5%

Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.1%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	1.1%

Carriage Services, Inc., 4.25%, 5/15/29	1.1%

1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28	1.1%

SV RNO Property Owner 1 LLC, 5.88%, 3/1/31	1.0%

Level 3 Financing, Inc., 6.88%, 6/30/33	1.0%

ZF North America Capital, Inc., 7.50%, 3/24/31	1.0%

Sunrise FinCo I BV, 4.88%, 7/15/31	0.9%

APLD ComputeCo LLC, 9.25%, 12/15/30	0.9%

C000102922 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay High Yield Bond Fund
Class Name	Class I
Trading Symbol	RGHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	$28	0.56%
[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non‑investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Credit Beta	Negative	The fund was more aggressively positioned than the benchmark towards the beginning of 2026 when markets sold off as a result of the US/Iran war in the Middle East. Spreads widened, and this hurt performance.

Credit Selection	Positive	Credit selection was positive in most sectors over the period. Credit selection was especially strong within the Retail, Utilities, and Technology sectors.

Credit Allocation	Negative	Credit allocation decisions detracted from performance overall. Underweights to both the Healthcare and Capital Goods sectors were particularly detrimental to performance.

Credit Selection	Negative	Within select sectors like Services and Telecommunications, relative performance was a drag over the period due to credit selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	0.44%	7.09%	4.24%	6.06%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	0.31%	1.70%

ICE BofA US High Yield Index (Strategy Benchmark)	0.79%	6.90%	4.19%	6.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 1,476,152,026
Holdings Count | Holding	208
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,476,152,026

Total number of portfolio holdings	208

Portfolio turnover rate as of the end of the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.50%, 2/28/31	1.5%

Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.1%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	1.1%

Carriage Services, Inc., 4.25%, 5/15/29	1.1%

1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28	1.1%

SV RNO Property Owner 1 LLC, 5.88%, 3/1/31	1.0%

Level 3 Financing, Inc., 6.88%, 6/30/33	1.0%

ZF North America Capital, Inc., 7.50%, 3/24/31	1.0%

Sunrise FinCo I BV, 4.88%, 7/15/31	0.9%

APLD ComputeCo LLC, 9.25%, 12/15/30	0.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.50%, 2/28/31	1.5%

Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.1%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	1.1%

Carriage Services, Inc., 4.25%, 5/15/29	1.1%

1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28	1.1%

SV RNO Property Owner 1 LLC, 5.88%, 3/1/31	1.0%

Level 3 Financing, Inc., 6.88%, 6/30/33	1.0%

ZF North America Capital, Inc., 7.50%, 3/24/31	1.0%

Sunrise FinCo I BV, 4.88%, 7/15/31	0.9%

APLD ComputeCo LLC, 9.25%, 12/15/30	0.9%

C000102921 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay High Yield Bond Fund
Class Name	Class A
Trading Symbol	RHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay High Yield Bond Fund (Class A/RHYAX)	$40	0.81%
[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non‑investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Credit Beta	Negative	The fund was more aggressively positioned than the benchmark towards the beginning of 2026 when markets sold off as a result of the US/Iran war in the Middle East. Spreads widened, and this hurt performance.

Credit Selection	Positive	Credit selection was positive in most sectors over the period. Credit selection was especially strong within the Retail, Utilities, and Technology sectors.

Credit Allocation	Negative	Credit allocation decisions detracted from performance overall. Underweights to both the Healthcare and Capital Goods sectors were particularly detrimental to performance.

Credit Selection	Negative	Within select sectors like Services and Telecommunications, relative performance was a drag over the period due to credit selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Over 10 Years
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — including maximum sales load (4.25%)	-3.92%	2.36%	3.09%	5.32%

RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — excluding sales load	0.32%	6.91%	3.99%	5.78%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	0.31%	1.70%

ICE BofA US High Yield Index (Strategy Benchmark)	0.79%	6.90%	4.19%	6.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 1,476,152,026
Holdings Count | Holding	208
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,476,152,026

Total number of portfolio holdings	208

Portfolio turnover rate as of the end of the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.50%, 2/28/31	1.5%

Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.1%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	1.1%

Carriage Services, Inc., 4.25%, 5/15/29	1.1%

1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28	1.1%

SV RNO Property Owner 1 LLC, 5.88%, 3/1/31	1.0%

Level 3 Financing, Inc., 6.88%, 6/30/33	1.0%

ZF North America Capital, Inc., 7.50%, 3/24/31	1.0%

Sunrise FinCo I BV, 4.88%, 7/15/31	0.9%

APLD ComputeCo LLC, 9.25%, 12/15/30	0.9%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.50%, 2/28/31	1.5%

Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.1%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	1.1%

Carriage Services, Inc., 4.25%, 5/15/29	1.1%

1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28	1.1%

SV RNO Property Owner 1 LLC, 5.88%, 3/1/31	1.0%

Level 3 Financing, Inc., 6.88%, 6/30/33	1.0%

ZF North America Capital, Inc., 7.50%, 3/24/31	1.0%

Sunrise FinCo I BV, 4.88%, 7/15/31	0.9%

APLD ComputeCo LLC, 9.25%, 12/15/30	0.9%

C000217811 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class A
Trading Symbol	RIBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Impact Bond Fund (Class A/RIBAX)	$35	0.70%
[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Adviser’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Issuer Specific	Negative	Continued weakness in an individual problematic asset-backed securities issuer continued to drive price volatility.

Credit Selection	Positive	Strong credit selection within corporate bonds helped performance.

Credit Allocation	Positive	An overweight to municipal bonds was beneficial to performance over the period, as was an overweight to Small Business Administration loans.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION

RBC BlueBay Impact Bond Fund (Class A/RIBAX)— including maximum sales load (3.75%)	-3.76%	-1.82%	-1.25%	0.47%(a)

RBC BlueBay Impact Bond Fund (Class A/RIBAX) — excluding sales load	0.03%	2.05%	-0.49%	0.93%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	0.31%	1.68%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 18, 2017) and has been adjusted to reflect the fees and expenses of Class A.

Performance Inception Date	Jan. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 217,249,741
Holdings Count | Holding	292
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$217,249,741

Total number of portfolio holdings	292

Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	2.3%

Amgen, Inc., 5.25%, 3/2/33	1.7%

New York State Electric & Gas Corp., 5.05%, 8/15/35	1.5%

Elevance Health, Inc., 5.15%, 6/15/29	1.5%

Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.4%

American Water Capital Corp., 4.45%, 6/1/32	1.4%

AT&T, Inc., 5.55%, 11/1/45	1.3%

Luminace Issuer LLC, Series 2022‑1, Class B, 5.91%, 7/31/62	1.3%

Fannie Mae, Pool #BZ3608, 4.66%, 4/1/30	1.3%

Connecticut Housing Finance Authority, Revenue, Series B, 4.80%, 5/15/28	1.3%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	2.3%

Amgen, Inc., 5.25%, 3/2/33	1.7%

New York State Electric & Gas Corp., 5.05%, 8/15/35	1.5%

Elevance Health, Inc., 5.15%, 6/15/29	1.5%

Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.4%

American Water Capital Corp., 4.45%, 6/1/32	1.4%

AT&T, Inc., 5.55%, 11/1/45	1.3%

Luminace Issuer LLC, Series 2022‑1, Class B, 5.91%, 7/31/62	1.3%

Fannie Mae, Pool #BZ3608, 4.66%, 4/1/30	1.3%

Connecticut Housing Finance Authority, Revenue, Series B, 4.80%, 5/15/28	1.3%

C000195863 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class I
Trading Symbol	RIBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Impact Bond Fund (Class I/RIBIX)	$22	0.45%
[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Adviser’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Issuer Specific	Negative	Continued weakness in an individual problematic asset-backed securities issuer continued to drive price volatility.

Credit Selection	Positive	Strong credit selection within corporate bonds helped performance.

Credit Allocation	Positive	An overweight to municipal bonds was beneficial to performance over the period, as was an overweight to Small Business Administration loans.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION

RBC BlueBay Impact Bond Fund (Class I/RIBIX)	0.16%	2.19%	-0.22%	1.22%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	0.31%	1.68%
(a)	Commenced operations on December 18, 2017.

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 217,249,741
Holdings Count | Holding	292
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$217,249,741

Total number of portfolio holdings	292

Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	2.3%

Amgen, Inc., 5.25%, 3/2/33	1.7%

New York State Electric & Gas Corp., 5.05%, 8/15/35	1.5%

Elevance Health, Inc., 5.15%, 6/15/29	1.5%

Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.4%

American Water Capital Corp., 4.45%, 6/1/32	1.4%

AT&T, Inc., 5.55%, 11/1/45	1.3%

Luminace Issuer LLC, Series 2022‑1, Class B, 5.91%, 7/31/62	1.3%

Fannie Mae, Pool #BZ3608, 4.66%, 4/1/30	1.3%

Connecticut Housing Finance Authority, Revenue, Series B, 4.80%, 5/15/28	1.3%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	2.3%

Amgen, Inc., 5.25%, 3/2/33	1.7%

New York State Electric & Gas Corp., 5.05%, 8/15/35	1.5%

Elevance Health, Inc., 5.15%, 6/15/29	1.5%

Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.4%

American Water Capital Corp., 4.45%, 6/1/32	1.4%

AT&T, Inc., 5.55%, 11/1/45	1.3%

Luminace Issuer LLC, Series 2022‑1, Class B, 5.91%, 7/31/62	1.3%

Fannie Mae, Pool #BZ3608, 4.66%, 4/1/30	1.3%

Connecticut Housing Finance Authority, Revenue, Series B, 4.80%, 5/15/28	1.3%

C000195864 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class R6
Trading Symbol	RIBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	$20	0.40%
[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[19]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Adviser’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Issuer Specific	Negative	Continued weakness in an individual problematic asset-backed securities issuer continued to drive price volatility.

Credit Selection	Positive	Strong credit selection within corporate bonds helped performance.

Credit Allocation	Positive	An overweight to municipal bonds was beneficial to performance over the period, as was an overweight to Small Business Administration loans.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION

RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	0.19%	2.36%	-0.19%	1.26%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	0.31%	1.68%
(a)	Commenced operations on December 18, 2017.

Performance Inception Date	Dec. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 217,249,741
Holdings Count | Holding	292
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$217,249,741

Total number of portfolio holdings	292

Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	2.3%

Amgen, Inc., 5.25%, 3/2/33	1.7%

New York State Electric & Gas Corp., 5.05%, 8/15/35	1.5%

Elevance Health, Inc., 5.15%, 6/15/29	1.5%

Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.4%

American Water Capital Corp., 4.45%, 6/1/32	1.4%

AT&T, Inc., 5.55%, 11/1/45	1.3%

Luminace Issuer LLC, Series 2022‑1, Class B, 5.91%, 7/31/62	1.3%

Fannie Mae, Pool #BZ3608, 4.66%, 4/1/30	1.3%

Connecticut Housing Finance Authority, Revenue, Series B, 4.80%, 5/15/28	1.3%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	2.3%

Amgen, Inc., 5.25%, 3/2/33	1.7%

New York State Electric & Gas Corp., 5.05%, 8/15/35	1.5%

Elevance Health, Inc., 5.15%, 6/15/29	1.5%

Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.4%

American Water Capital Corp., 4.45%, 6/1/32	1.4%

AT&T, Inc., 5.55%, 11/1/45	1.3%

Luminace Issuer LLC, Series 2022‑1, Class B, 5.91%, 7/31/62	1.3%

Fannie Mae, Pool #BZ3608, 4.66%, 4/1/30	1.3%

Connecticut Housing Finance Authority, Revenue, Series B, 4.80%, 5/15/28	1.3%

C000227055 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Impact Bond Fund
Class Name	Class Y
Trading Symbol	RIBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	$20	0.40%

[1] Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[20]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Adviser’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Issuer Specific	Negative	Continued weakness in an individual problematic asset-backed securities issuer continued to drive price volatility.

Credit Selection	Positive	Strong credit selection within corporate bonds helped performance.

Credit Allocation	Positive	An overweight to municipal bonds was beneficial to performance over the period, as was an overweight to Small Business Administration loans.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $5,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	0.19%	2.24%	-0.30%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	0.22%
(a)	The Fund’s Class Y shares commenced operations on April 12, 2021.

Performance Inception Date	Apr. 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 217,249,741
Holdings Count | Holding	292
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$217,249,741

Total number of portfolio holdings	292

Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	2.3%

Amgen, Inc., 5.25%, 3/2/33	1.7%

New York State Electric & Gas Corp., 5.05%, 8/15/35	1.5%

Elevance Health, Inc., 5.15%, 6/15/29	1.5%

Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.4%

American Water Capital Corp., 4.45%, 6/1/32	1.4%

AT&T, Inc., 5.55%, 11/1/45	1.3%

Luminace Issuer LLC, Series 2022‑1, Class B, 5.91%, 7/31/62	1.3%

Fannie Mae, Pool #BZ3608, 4.66%, 4/1/30	1.3%

Connecticut Housing Finance Authority, Revenue, Series B, 4.80%, 5/15/28	1.3%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	2.3%

Amgen, Inc., 5.25%, 3/2/33	1.7%

New York State Electric & Gas Corp., 5.05%, 8/15/35	1.5%

Elevance Health, Inc., 5.15%, 6/15/29	1.5%

Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.4%

American Water Capital Corp., 4.45%, 6/1/32	1.4%

AT&T, Inc., 5.55%, 11/1/45	1.3%

Luminace Issuer LLC, Series 2022‑1, Class B, 5.91%, 7/31/62	1.3%

Fannie Mae, Pool #BZ3608, 4.66%, 4/1/30	1.3%

Connecticut Housing Finance Authority, Revenue, Series B, 4.80%, 5/15/28	1.3%

C000231740 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	RCPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	$19	0.39%
[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[21]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Rates	Negative	Non‑US interest rate positioning hurt performance as markets sold off in Q1 2026.

Sector Specific	Negative	Credit selection within mortgage related securities hurt performance. Similarly, the technology sector was a drag on performance amid pressure in Q4 over supply fears and upcoming issuance.

Credit Alpha	Positive	Solid credit selection within Consumer Non‑Cyclicals and Utilities sectors generated alpha which helped limit overall underperformance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	0.40%	4.52%	1.63%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	-0.04%

(a) Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 85,158,258
Holdings Count | Holding	266
Investment Company Portfolio Turnover	421.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$85,158,258

Total number of portfolio holdings	266

Portfolio turnover rate as of the end of the reporting period	421%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	4.3%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.3%

U.S. Treasury Notes, 4.00%, 11/15/35	3.0%

Fannie Mae, (TBA), 3.00%, 4/1/56	2.0%

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Fannie Mae, (TBA), 6.00%, 4/1/56	1.4%

Fannie Mae, (TBA), 3.50%, 4/1/56	1.3%

Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	4.3%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.3%

U.S. Treasury Notes, 4.00%, 11/15/35	3.0%

Fannie Mae, (TBA), 3.00%, 4/1/56	2.0%

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Fannie Mae, (TBA), 6.00%, 4/1/56	1.4%

Fannie Mae, (TBA), 3.50%, 4/1/56	1.3%

Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

C000231741 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Core Plus Bond Fund
Class Name	Class I
Trading Symbol	RCPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	$22	0.44%
[1] Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[22]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Rates	Negative	Non‑US interest rate positioning hurt performance as markets sold off in Q1 2026.

Sector Specific	Negative	Credit selection within mortgage related securities hurt performance. Similarly, the technology sector was a drag on performance amid pressure in Q4 over supply fears and upcoming issuance.

Credit Alpha	Positive	Solid credit selection within Consumer Non‑Cyclicals and Utilities sectors generated alpha which helped limit overall underperformance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	0.26%	4.46%	1.58%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	-0.04%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit
Net Assets	$ 85,158,258
Holdings Count | Holding	266
Investment Company Portfolio Turnover	421.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$85,158,258

Total number of portfolio holdings	266

Portfolio turnover rate as of the end of the reporting period	421%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	4.3%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.3%

U.S. Treasury Notes, 4.00%, 11/15/35	3.0%

Fannie Mae, (TBA), 3.00%, 4/1/56	2.0%

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Fannie Mae, (TBA), 6.00%, 4/1/56	1.4%

Fannie Mae, (TBA), 3.50%, 4/1/56	1.3%

Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	4.3%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.3%

U.S. Treasury Notes, 4.00%, 11/15/35	3.0%

Fannie Mae, (TBA), 3.00%, 4/1/56	2.0%

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Fannie Mae, (TBA), 6.00%, 4/1/56	1.4%

Fannie Mae, (TBA), 3.50%, 4/1/56	1.3%

Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

C000231739 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Core Plus BondFund
Class Name	Class A
Trading Symbol	RCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)	$34	0.69%
[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[23]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Rates	Negative	Non‑US interest rate positioning hurt performance as markets sold off in Q1 2026.

Sector Specific	Negative	Credit selection within mortgage related securities hurt performance. Similarly, the technology sector was a drag on performance amid pressure in Q4 over supply fears and upcoming issuance.

Credit Alpha	Positive	Solid credit selection within Consumer Non‑Cyclicals and Utilities sectors generated alpha which helped limit overall underperformance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Core Plus Bond Fund (Class A/RCPAX) — including maximum sales load (3.75%)	-4.12%	-0.22%	0.33%(a)

RBC BlueBay Core Plus Bond Fund (Class A/RCPAX) — excluding sales load	0.14%	4.22%	1.31%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	-0.04%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 85,158,258
Holdings Count | Holding	266
Investment Company Portfolio Turnover	421.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$85,158,258

Total number of portfolio holdings	266

Portfolio turnover rate as of the end of the reporting period	421%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	4.3%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.3%

U.S. Treasury Notes, 4.00%, 11/15/35	3.0%

Fannie Mae, (TBA), 3.00%, 4/1/56	2.0%

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Fannie Mae, (TBA), 6.00%, 4/1/56	1.4%

Fannie Mae, (TBA), 3.50%, 4/1/56	1.3%

Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A,	1.0%
Class A2, 5.16%, 12/20/55

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	4.3%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.3%

U.S. Treasury Notes, 4.00%, 11/15/35	3.0%

Fannie Mae, (TBA), 3.00%, 4/1/56	2.0%

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Fannie Mae, (TBA), 6.00%, 4/1/56	1.4%

Fannie Mae, (TBA), 3.50%, 4/1/56	1.3%

Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A,	1.0%
Class A2, 5.16%, 12/20/55

C000231742 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Strategic Income Fund
Class Name	Class A
Trading Symbol	RBIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Strategic Income Fund (Class A/RBIAX)	$44	0.87%
[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[24]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Non‑US Rates	Negative	Marginal non‑US interest rate positioning hurt performance as markets sold off in Q1 2026.

Sector Specific	Negative	Allocations towards the Communications sector and the Technology sector hurt performance. Detraction within Communications was largely caused by a single issuer, while detraction in Technology was generally caused by pressure in Q4 over supply fears and upcoming issuance.

Credit Alpha	Positive	Solid credit selection within Consumer Non‑Cyclicals and Utilities sectors generated alpha which helped limit overall underperformance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $10,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Strategic Income Fund (Class A/RBIAX) — including maximum sales load (3.75%)	-3.66%	-0.33%	4.10%(a)

RBC BlueBay Strategic Income Fund (Class A/RBIAX) — excluding sales load	0.64%	4.12%	5.12%(a)

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	-0.04%

ICE BofA US Dollar 3‑Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	1.97%	4.25%	3.87%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
Net Assets	$ 83,759,949
Holdings Count | Holding	253
Investment Company Portfolio Turnover	385.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$83,759,949

Total number of portfolio holdings	253

Portfolio turnover rate as of the end of the reporting period	385%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

Uniti Fiber Abs Issuer LLC, Series 2025‑1A, Class B, 6.37%, 4/20/55	1.0%

HOMES Trust, Series 2025- NQM4, Class A1, 5.22%, 8/25/70	0.9%

Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37	0.9%

Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%	0.8%

Planet Fitness Master Issuer LLC, Series 2025‑1A, Class A2II, 5.65%, 12/6/55	0.8%

Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.43%, 6/24/30	0.8%

GEOGRAPHIC ALLOCATION

United States	83.2%

North America	4.9%

Europe	4.3%

Japan	3.4%

South America	1.8%

Latin America	1.0%

Africa/Middle East	0.5%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

Uniti Fiber Abs Issuer LLC, Series 2025‑1A, Class B, 6.37%, 4/20/55	1.0%

HOMES Trust, Series 2025- NQM4, Class A1, 5.22%, 8/25/70	0.9%

Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37	0.9%

Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%	0.8%

Planet Fitness Master Issuer LLC, Series 2025‑1A, Class A2II, 5.65%, 12/6/55	0.8%

Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.43%, 6/24/30	0.8%

C000231744 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Strategic IncomeFund
Class Name	Class I
Trading Symbol	RBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Strategic Income Fund (Class I/RBSIX)	$31	0.62%
[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[25]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Non‑US Rates	Negative	Marginal non‑US interest rate positioning hurt performance as markets sold off in Q1 2026.

Sector Specific	Negative	Allocations towards the Communications sector and the Technology sector hurt performance. Detraction within Communications was largely caused by a single issuer, while detraction in Technology was generally caused by pressure in Q4 over supply fears and upcoming issuance.

Credit Alpha	Positive	Solid credit selection within Consumer Non‑Cyclicals and Utilities sectors generated alpha which helped limit overall underperformance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Strategic Income Fund (Class I/RBSIX)	0.72%	4.33%	5.38%(a)

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	-0.04%

ICE BofA US Dollar 3‑Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	1.97%	4.25%	3.87%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1‑800‑973‑0073.
Net Assets	$ 83,759,949
Holdings Count | Holding	253
Investment Company Portfolio Turnover	385.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$83,759,949

Total number of portfolio holdings	253

Portfolio turnover rate as of the end of the reporting period	385%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

Uniti Fiber Abs Issuer LLC, Series 2025‑1A, Class B, 6.37%, 4/20/55	1.0%

HOMES Trust, Series 2025- NQM4, Class A1, 5.22%, 8/25/70	0.9%

Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37	0.9%

Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%	0.8%

Planet Fitness Master Issuer LLC, Series 2025‑1A, Class A2II, 5.65%, 12/6/55	0.8%

Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.43%, 6/24/30	0.8%

GEOGRAPHIC ALLOCATION

United States	83.2%

North America	4.9%

Europe	4.3%

Japan	3.4%

South America	1.8%

Latin America	1.0%

Africa/Middle East	0.5%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

Uniti Fiber Abs Issuer LLC, Series 2025‑1A, Class B, 6.37%, 4/20/55	1.0%

HOMES Trust, Series 2025- NQM4, Class A1, 5.22%, 8/25/70	0.9%

Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37	0.9%

Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%	0.8%

Planet Fitness Master Issuer LLC, Series 2025‑1A, Class A2II, 5.65%, 12/6/55	0.8%

Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.43%, 6/24/30	0.8%

C000231743 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Strategic IncomeFund
Class Name	Class R6
Trading Symbol	RBSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	$29	0.57%
[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[26]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Non‑US Rates	Negative	Marginal non‑US interest rate positioning hurt performance as markets sold off in Q1 2026.

Sector Specific	Negative	Allocations towards the Communications sector and the Technology sector hurt performance. Detraction within Communications was largely caused by a single issuer, while detraction in Technology was generally caused by pressure in Q4 over supply fears and upcoming issuance.

Credit Alpha	Positive	Solid credit selection within Consumer Non‑Cyclicals and Utilities sectors generated alpha which helped limit overall underperformance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund Performance Growth of $1,000,000 Initial Investment Since Inception
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	0.74%	4.38%	5.44%(a)

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	-0.04%

ICE BofA US Dollar 3‑Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	1.97%	4.25%	3.87%
(a)	Commenced operations November 1, 2021.

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For performance data current to the most recent month‑end, visithttps://usmutualfunds.rbcgam.com/fund-list/or call 1‑800‑973‑0073.
Net Assets	$ 83,759,949
Holdings Count | Holding	253
Investment Company Portfolio Turnover	385.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$83,759,949

Total number of portfolio holdings	253

Portfolio turnover rate as of the end of the reporting period	385%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

Uniti Fiber Abs Issuer LLC, Series 2025‑1A, Class B, 6.37%, 4/20/55	1.0%

HOMES Trust, Series 2025- NQM4, Class A1, 5.22%, 8/25/70	0.9%

Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37	0.9%

Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%	0.8%

Planet Fitness Master Issuer LLC, Series 2025‑1A, Class A2II, 5.65%, 12/6/55	0.8%

Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.43%, 6/24/30	0.8%

GEOGRAPHIC ALLOCATION

United States	83.2%

North America	4.9%

Europe	4.3%

Japan	3.4%

South America	1.8%

Latin America	1.0%

Africa/Middle East	0.5%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

Uniti Fiber Abs Issuer LLC, Series 2025‑1A, Class B, 6.37%, 4/20/55	1.0%

HOMES Trust, Series 2025- NQM4, Class A1, 5.22%, 8/25/70	0.9%

Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37	0.9%

Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%	0.8%

Planet Fitness Master Issuer LLC, Series 2025‑1A, Class A2II, 5.65%, 12/6/55	0.8%

Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.43%, 6/24/30	0.8%

C000272662 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Credit Opportunities Fund
Class Name	Class R6
Trading Symbol	RCRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Credit Opportunities Fund (“Fund”) for the period from March 30, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Credit Opportunities Fund (Class R6/RCRSX)	$0	0.49%
[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.49%	[27]
Net Assets	$ 50,098,308
Holdings Count | Holding	102
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$50,098,308

Total number of portfolio holdings	102

Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Mountain View CLO XVI Ltd., Series 2022‑1A, Class D1RR, (Term SOFR 3M + 3.690%), 7.36%, 3/15/38	2.9%

Elmwood CLO VI Ltd., Series 2020‑3A, Class D1RR, (Term SOFR 3M + 3.100%), 6.77%, 7/18/37	2.0%

WCORE Commercial Mortgage Trust, Series 2024- CORE, Class D, (Term SOFR 1M + 2.940%), 6.61%, 11/15/41	1.5%

Santander Mortgage Asset Receivable Trust, Series 2025‑WAG, Class C, 6.58%, 11/1/42	1.0%

Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class M1, 6.83%, 2/1/65	0.9%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	0.7%

Breakwater Energy Holdings Sarl, 9.25%, 11/15/30	0.5%

Comstock Resources, Inc., 6.75%, 3/1/29	0.5%

HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56	0.5%

Cerdia Finanz GmbH, 9.38%, 10/3/31	0.5%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Mountain View CLO XVI Ltd., Series 2022‑1A, Class D1RR, (Term SOFR 3M + 3.690%), 7.36%, 3/15/38	2.9%

Elmwood CLO VI Ltd., Series 2020‑3A, Class D1RR, (Term SOFR 3M + 3.100%), 6.77%, 7/18/37	2.0%

WCORE Commercial Mortgage Trust, Series 2024- CORE, Class D, (Term SOFR 1M + 2.940%), 6.61%, 11/15/41	1.5%

Santander Mortgage Asset Receivable Trust, Series 2025‑WAG, Class C, 6.58%, 11/1/42	1.0%

Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class M1, 6.83%, 2/1/65	0.9%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	0.7%

Breakwater Energy Holdings Sarl, 9.25%, 11/15/30	0.5%

Comstock Resources, Inc., 6.75%, 3/1/29	0.5%

HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56	0.5%

Cerdia Finanz GmbH, 9.38%, 10/3/31	0.5%

C000272661 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Credit OpportunitiesFund
Class Name	Class I
Trading Symbol	RORIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Credit Opportunities Fund (“Fund”) for the period from March 30, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Credit Opportunities Fund (Class I/RORIX)	$0	0.57%
[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.57%	[28]
Net Assets	$ 50,098,308
Holdings Count | Holding	102
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$50,098,308

Total number of portfolio holdings	102

Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Mountain View CLO XVI Ltd., Series 2022‑1A, Class D1RR, (Term SOFR 3M + 3.690%), 7.36%, 3/15/38	2.9%

Elmwood CLO VI Ltd., Series 2020‑3A, Class D1RR, (Term SOFR 3M + 3.100%), 6.77%, 7/18/37	2.0%

WCORE Commercial Mortgage Trust, Series 2024- CORE, Class D, (Term SOFR 1M + 2.940%), 6.61%, 11/15/41	1.5%

Santander Mortgage Asset Receivable Trust, Series 2025‑WAG, Class C, 6.58%, 11/1/42	1.0%

Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class M1, 6.83%, 2/1/65	0.9%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	0.7%

Breakwater Energy Holdings Sarl, 9.25%, 11/15/30	0.5%

Comstock Resources, Inc., 6.75%, 3/1/29	0.5%

HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56	0.5%

Cerdia Finanz GmbH, 9.38%, 10/3/31	0.5%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Mountain View CLO XVI Ltd., Series 2022‑1A, Class D1RR, (Term SOFR 3M + 3.690%), 7.36%, 3/15/38	2.9%

Elmwood CLO VI Ltd., Series 2020‑3A, Class D1RR, (Term SOFR 3M + 3.100%), 6.77%, 7/18/37	2.0%

WCORE Commercial Mortgage Trust, Series 2024- CORE, Class D, (Term SOFR 1M + 2.940%), 6.61%, 11/15/41	1.5%

Santander Mortgage Asset Receivable Trust, Series 2025‑WAG, Class C, 6.58%, 11/1/42	1.0%

Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class M1, 6.83%, 2/1/65	0.9%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	0.7%

Breakwater Energy Holdings Sarl, 9.25%, 11/15/30	0.5%

Comstock Resources, Inc., 6.75%, 3/1/29	0.5%

HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56	0.5%

Cerdia Finanz GmbH, 9.38%, 10/3/31	0.5%

C000272663 [Member]
Shareholder Report [Line Items]
Fund Name	RBC BlueBay Credit OpportunitiesFund
Class Name	Class A
Trading Symbol	RCOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RBC BlueBay Credit Opportunities Fund (“Fund”) for the period from March 30, 2026 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Additional Information Phone Number	1‑800‑422‑2766
Additional Information Website	https://www.dfinview.com/usrbcgam
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Credit Opportunities Fund (Class A/RCOAX)	$0	0.82%
[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.82%	[29]
Net Assets	$ 50,098,308
Holdings Count | Holding	102
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$50,098,308

Total number of portfolio holdings	102

Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Mountain View CLO XVI Ltd., Series 2022‑1A, Class D1RR, (Term SOFR 3M + 3.690%), 7.36%, 3/15/38	2.9%

Elmwood CLO VI Ltd., Series 2020‑3A, Class D1RR, (Term SOFR 3M + 3.100%), 6.77%, 7/18/37	2.0%

WCORE Commercial Mortgage Trust, Series 2024- CORE, Class D, (Term SOFR 1M + 2.940%), 6.61%, 11/15/41	1.5%

Santander Mortgage Asset Receivable Trust, Series 2025‑WAG, Class C, 6.58%, 11/1/42	1.0%

Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class M1, 6.83%, 2/1/65	0.9%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	0.7%

Breakwater Energy Holdings Sarl, 9.25%, 11/15/30	0.5%

Comstock Resources, Inc., 6.75%, 3/1/29	0.5%

HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56	0.5%

Cerdia Finanz GmbH, 9.38%, 10/3/31	0.5%

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Mountain View CLO XVI Ltd., Series 2022‑1A, Class D1RR, (Term SOFR 3M + 3.690%), 7.36%, 3/15/38	2.9%

Elmwood CLO VI Ltd., Series 2020‑3A, Class D1RR, (Term SOFR 3M + 3.100%), 6.77%, 7/18/37	2.0%

WCORE Commercial Mortgage Trust, Series 2024- CORE, Class D, (Term SOFR 1M + 2.940%), 6.61%, 11/15/41	1.5%

Santander Mortgage Asset Receivable Trust, Series 2025‑WAG, Class C, 6.58%, 11/1/42	1.0%

Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class M1, 6.83%, 2/1/65	0.9%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	0.7%

Breakwater Energy Holdings Sarl, 9.25%, 11/15/30	0.5%

Comstock Resources, Inc., 6.75%, 3/1/29	0.5%

HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56	0.5%

Cerdia Finanz GmbH, 9.38%, 10/3/31	0.5%

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